Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

7. Intangible Assets

Information regarding our intangible assets, including assets recognized from our acquisitions, as of June 30, 2025 and December 31, 2024 is as follows:

	As of June 30, 2025 (Unaudited)
(Amounts in thousands)	Gross Carrying Amount	Accumulated Amortization	Cumulative Impairment	Net Carrying Amount
Finite-lived intangible assets:
Software	300	(201)	-	99
Total intangible assets	$300	$(201)	$-	$99

	As of December 31, 2024
(Amounts in thousands)	Gross Carrying Amount	Accumulated Amortization	Cumulative Impairment	Net Carrying Amount
Finite-lived intangible assets:
Software	250	(165)	-	85
Total intangible assets	$250	$(165)	$-	$85

The Company recorded additions to indefinite-lived intangible assets of $0 thousand and $24 thousand for software during the three and six months ended June 30, 2025, respectively.

The Company did not record any additions to indefinite-lived intangible assets during the three and six months ended June 30, 2024.

The amortization expense for the intangible assets for the three months ended June 30, 2025 and 2024 was $7.0 thousand and $1.0 thousand, respectively.

The amortization expense for the intangible assets for the six months ended June 30, 2025 and 2024 was $14.0 thousand and $2.0 thousand, respectively.

Amortization expense is recorded on a straight-line basis. Assuming constant foreign currency exchange rates and no change in the gross carrying amount of the intangible assets, future amortization expense related to the Company’s intangible assets subject to amortization as of June 30, 2025 is expected to be as follows:

(Amounts in thousands)
Fiscal Year Ended December 31,
2025	$21
2026	22
2027	14
2028	14
2029	14
Thereafter	14
Total	$99

7. Goodwill and Intangible Assets

Goodwill

As of December 31, 2024 and 2023, the Company had no remaining goodwill related to the acquisitions of UltraCell, SerEnergy, and FES, which is analyzed as follows:

(Amounts in thousands)	Gross Carrying Amount	Cumulative Impairment	Net Carrying Amount
Goodwill on acquisition of UltraCell	$631	$(631)	$-
Goodwill on acquisition of SerEnergy and FES	29,399	(29,399)	-
Total goodwill	$30,030	$(30,030)	$-

The Company performed a qualitative analysis for quarter ended June 30, 2023 and determined that triggering events for two of the Company’s reporting units, UltraCell and SerEnergy / FES, had occurred which would require testing goodwill and long-lived assets, including definite-lived intangibles, for impairment.

The Company considered the triggering events related to current and expected future economic and market conditions and their impact on the Company, as well as the current revenue forecasts. Given certain market factors, the Company determined that these triggering events had occurred and would require a quantitative analysis to be performed.

As a part of the impairment assessment, the Company reviewed significant fair value input assumptions including revenues, margin, and capital expenditures to reflect current market conditions. Other changes in valuation assumptions included increases in interest rates and market volatility, resulting in higher discount rates.

UltraCell Reporting Unit

In the second quarter of 2023, the Company updated the forecasted future cash flows of UltraCell used in the fair value measurement of the intangible assets and goodwill using a combination of market, cost and income approach methods. The Company is phasing out use of the UltraCell trade name and therefore recognized an impairment charge of $0.4 million during the period. The Patented Technology was valued with the multi-period excess earnings method, which is an income approach. The discount rate used for the valuation of the Patented Technology increased to 17.7% from 11.6% at the time of the acquisition of UltraCell. The Company determined that the undiscounted cash flows related to the Patented Technology was less than the current carrying value and therefore recognized an impairment charge of $3.3 million during the period. The Company determined that the fair value of the reporting unit utilizing the updated forecast was less than its current carrying value. As a result, the Company recorded a goodwill impairment charge of $0.6 million for the year ended December 31, 2023, and did not record a goodwill impairment charge for the year ended December 31, 2024.

SerEnergy and FES Reporting Unit

In the second quarter of 2023, the Company updated the forecasted future cash flows of SerEnergy and FES used in the fair value measurement of the intangible assets and goodwill using a combination of market, cost and income approach methods. The Company acquired finite-lived intangible assets, including patents, process know-how, and order backlog in conjunction with the SerEnergy and FES acquisition. The Company determined the undiscounted cash flows attributable to the IPR&D was greater than the current carrying value. As a result, the Company believes that the updated long-term forecast did not indicate impairment related to IPR&D. All other finite-lived intangible assets related to the SerEnergy and FES acquisition were previously fully amortized or impaired. The Company determined that the fair value of the reporting unit was $13.6 million utilizing the updated forecast, which was less than its current carrying value. As a result, the Company recorded a goodwill impairment charge of $5.1 million for the year ended December 31, 2023, and did not record a goodwill impairment charge for the year ended December 31, 2024.

During the fourth quarter of 2023, the Company fully impaired IPR&D given it is unlikely to recognize a future benefit from the intangible asset.

Intangible Assets

Information regarding our intangible assets, including assets recognized from our acquisitions, as of December 31, 2024 and 2023 is as follows:

	As of December 31, 2024
(Amounts in thousands)	Gross Carrying Amount	Accumulated Amortization	Cumulative Impairment	Net Carrying Amount
Finite-lived intangible assets:
Software	250	(165)	-	85
Total intangible assets	$250	$(165)	$-	$85

	As of December 31, 2023
(Amounts in thousands)	Gross Carrying Amount	Accumulated Amortization	Cumulative Impairment	Net Carrying Amount
Indefinite-lived intangible assets:
Trade name “UltraCell”	$406	$-	$(406)	$-
Total indefinite-lived intangible assets	$406	$-	$(406)	$-
Finite-lived intangible assets:
Patents	21,221	(3,247)	(17,974)	-
Process know-how (IPR&D)	2,612	(1,017)	(1,595)	-
Order backlog	266	(266)	-	-
Software	233	(154)	-	79
Total finite-lived intangible assets	$24,332	$(4,684)	$(19,569)	$79
Total intangible assets	$24,738	$(4,684)	$(19,975)	$79

During the year ended December 31, 2024, the Company recorded additions of less than $0.1 million to software. The Company did not record any additions to indefinite-lived intangible assets in the year ended December 31, 2023.

During the year ended December 31, 2023, the Company recorded $0.2 million of amortizing intangible assets related to software. The amortizing intangible assets consist of patents, process know-how (IPR&D), and software which are amortized over 10 years, 6 years, and 5 years respectively. The amortization expense for the intangible assets for the years ended December 31, 2024 and 2023 was $0.1 million and $0.2 million, respectively.

All remaining intangible assets, other than software, from the UltraCell and SerEnergy and FES acquisitions were impaired during the year ended December 31, 2023.

Amortization expense is recorded on a straight-line basis. Assuming constant foreign currency exchange rates and no change in the gross carrying amount of the intangible assets, future amortization expense related to the Company’s intangible assets subject to amortization as of December 31, 2024 is expected to be as follows:

(Amounts in thousands)
Fiscal Year Ended December 31,
2025	$37
2026	21
2027	9
2028	9
2029	9
Thereafter	-
Total	$85